Schedule of Investment in Marketable Securities (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Marketable securities		$ 150,000	$ 150,000
Total		150,000	150,000
Total		$ 150,000	$ 150,000